Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
July 20, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust) CIK No. 0001112996
Ladies and Gentlemen:
On behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment No. 50 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed pursuant to register Class R5 shares and Class R6 shares of Invesco Small Cap Discovery Fund (the “Fund”).
Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed the Fund’s complete registration statement in November of 2009 in connection with a Rule 485(a) filing filed on November 25, 2009, as Post-Effective Amendment Nos. 37/38 (“PEA Nos. 37/38”), which did not include Class R5 and Class R6 shares. The Staff also previously reviewed the complete registration statements for other series of the Registrant that did include Class R5 shares (formerly, Institutional Class Shares) included in PEA Nos. 37/38. The only substantive changes from the Amendment as compared to PEA Nos. 37/38 are provisions in the Fund’s prospectus and statement of additional information (“SAI”) relating to the addition of Class R6 shares and Fund-specific information related to Class R5 shares. The sections in the Fund’s prospectus and SAI that we believe contain the new information are:
Prospectus:
•	Fees and Expenses of the Fund

•	Performance Information

•	Purchase and Sale of Fund Shares

•	Suitability for Investors

•	Purchasing Shares

•	Exchanging Shares
SAI:
•	Appendix L
Please note that Invesco will be requesting permission under separate correspondence to make additional filings on behalf of other series of the Registrant and certain other Registrants in the fund complex that have not yet launched Class R6 shares (see Attachment A to this letter) to file Post-Effective Amendments under Rule 485(b)(1)(vii) under the 1933 Act because those Post-Effective Amendments will contain substantially identical revisions with respect to Class R6 shares as those contained in this Amendment. Those Post-Effective Amendment filings will be made on or about September 20, 2012 to be effective not earlier than the effective date of this Amendment and will incorporate any comments made by the Commission on this Amendment.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel

Attachment A
AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco Van Kampen Corporate Bond Fund
AIM Funds Group (Invesco Funds Group)
Invesco International Small Company Fund
Invesco Small Cap Equity Fund
AIM Sector Funds (Invesco Sector Funds)
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
AIM Growth Series (Invesco Growth Series)
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Mid Cap Core Equity Fund
Invesco Small Cap Growth Fund
Invesco Convertible Securities Fund
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund
Invesco Diversified Dividend Fund

AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Growth Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
AIM Investment Funds (Invesco Investment Funds)
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Developing Markets Fund
Invesco Emerging Markets Equity Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco International Total Return Fund
Invesco Endeavor Fund
Invesco Premium Income Fund

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